Parent Entity Financial Information - Additional Information (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Statement of financial position [abstract]
Contingent liabilities	$ 0	$ 0
Contractual commitments	$ 0	$ 0